AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 12, 2024.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 854	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.855	☒

INVESCO EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 27, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 854 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating November 27, 2024, as the new effective date for Post-Effective Amendment No. 850 to the Trust’s Registration Statement, which was filed on August 30, 2024 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco QQQ Low Volatility ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 850 to the Trust’s Registration Statement, which was filed on August 30, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 12th day of November, 2024.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Brian Hartigan
Brian Hartigan
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Brian Hartigan	President	November 12, 2024
Brian Hartigan

/s/ Kelli Gallegos	Treasurer	November 12, 2024
Kelli Gallegos

/s/ Adam Henkel	Secretary	November 12, 2024
Adam Henkel

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	November 12, 2024
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	November 12, 2024
Todd J. Barre

*/s/ Victoria J. Herget	Trustee	November 12, 2024
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	November 12, 2024
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	November 12, 2024
Yung Bong Lim

*/s/ Joanne Pace	Trustee	November 12, 2024
Joanne Pace

*/s/ Gary R. Wicker	Trustee	November 12, 2024
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	November 12, 2024
Donald H. Wilson

*By: /s/ Adam Henkel		November 12, 2024
Adam Henkel
Attorney-In-Fact

*	Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 753 to the Trust’s Registration Statement and incorporated by reference herein.